Condensed Consolidated Statements of Shareholders' Equity - USD ($) $ in Millions		Total	Ordinary Shares	Additional Paid- in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings
Balances, beginning of period (in shares) at Mar. 31, 2022			1,025,234,000
Balance, beginning of period at Mar. 31, 2022		$ 3,548	$ 2	$ 1,214	$ 399	$ 1,933
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		521				521
Net change of the effective portion of designated cash flow hedges		4			4
Foreign currency translation adjustments, net of tax		(34)			(34)
Share-based compensation cost		0		0
Tax withholding on vested shares (in shares)			(1,969,752)
Balances, ending of period (in shares) at Dec. 31, 2022			1,025,234,000
Balance, ending of period at Dec. 31, 2022		4,039	$ 2	1,214	369	2,454
Balances, beginning of period (in shares) at Sep. 30, 2022			1,025,234,000
Balance, beginning of period at Sep. 30, 2022		3,852	$ 2	1,271	307	2,272
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		182				182
Net change of the effective portion of designated cash flow hedges		25			25
Foreign currency translation adjustments, net of tax		37			37
Share-based compensation cost		(57)		(57)
Balances, ending of period (in shares) at Dec. 31, 2022			1,025,234,000
Balance, ending of period at Dec. 31, 2022		$ 4,039	$ 2	1,214	369	2,454
Balances, beginning of period (in shares) at Mar. 31, 2023		1,025,234,000	1,025,234,000
Balance, beginning of period at Mar. 31, 2023		$ 4,051	$ 2	1,216	376	2,457
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		82				82
Net change of the effective portion of designated cash flow hedges		(1)			(1)
Foreign currency translation adjustments, net of tax		13			13
Share-based compensation cost		639		639
Issuance of vested shares from share-based payment arrangements (in shares)			4,811,099
Tax withholding on vested shares from share-based payment arrangements		(111)		(111)
Reclassification of RSU awards previously liability-classified	[1]	343		343
Distribution to majority ordinary shareholder related to Pelion IOT Limited		$ (12)				(12)
Balances, ending of period (in shares) at Dec. 31, 2023		1,028,075,347	1,028,075,347
Balance, ending of period at Dec. 31, 2023		$ 5,004	$ 2	2,087	388	2,527
Balances, beginning of period (in shares) at Sep. 30, 2023			1,025,234,000
Balance, beginning of period at Sep. 30, 2023		4,773	$ 2	1,979	352	2,440
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		87				87
Net change of the effective portion of designated cash flow hedges		13			13
Foreign currency translation adjustments, net of tax		23			23
Share-based compensation cost		196		196
Issuance of vested shares from share-based payment arrangements (in shares)			4,811,099
Tax withholding on vested shares (in shares)			(1,969,752)
Tax withholding on vested shares from share-based payment arrangements		$ (88)		(88)
Balances, ending of period (in shares) at Dec. 31, 2023		1,028,075,347	1,028,075,347
Balance, ending of period at Dec. 31, 2023		$ 5,004	$ 2	$ 2,087	$ 388	$ 2,527

[1]	Includes approximately $212 million of share-based compensation cost recognized in the nine months ended December 31, 2023 for RSU awards previously liability-classified.